CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020
Cash flows from operating activities:
Net loss	$ (4,972)	$ (23,575)	$ (1,334)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	420	4,889	59
Amortization of debt issuance costs and discount		132	134
Loss on disposal of property and equipment	227
Contingent earnout expense		11,114
Equity based compensation expense			997
Income tax benefits	(1,278)	(2,476)
Other		65
Changes in assets and liabilities:
Accounts receivable	467	(3,361)	(548)
Contract assets	254	(3,535)	(433)
Inventory	23	(104)	(30)
Prepaid expenses and other assets	330	(3,446)	(354)
Accounts payable and accrued expenses	853	5,916	4,647
Deferred revenue	(594)	(4,289)	64
Other liabilities	(3,294)	(1,413)	(40)
Net cash (used in) provided by operating activities	(7,564)	(20,083)	3,162
Cash flows from investing activities:
Acquisition of businesses, net of cash acquired	(63,983)	(38,735)
Purchases of property, plant and equipment	(59)	(1,324)	(250)
Settlement of related party receivable		4,874
Net cash used in investing activities	(64,042)	(35,185)	(250)
Cash flows from financing activities:
Repayments of term loans		(5,194)	(102)
Payment of term loan fees to third parties		(62)
Proceeds from term loans	45,350	45,970	1,463
Parent's contribution	41,154
Net cash provided by financing activities	86,504	40,714	1,361
Effect of foreign currency rate changes on cash and cash equivalents	2	(132)	(6)
Net (decrease) increase in cash and cash equivalents	14,900	(14,686)	4,267
Cash and cash equivalents at beginning of period		22,076	9,292
Cash and cash equivalents at end of period	14,900	7,390	13,559
Cash paid during the period for:
Interest	1,694	2,892	70
Income taxes			$ 41
Non-cash investing activity
Parent's contribution for acquisition of businesses	(3,616)	(2,110)
Purchase of intangible assets settled by Parent	$ (300)
Property, plant and equipment expenditures included in accounts payable or accrued liabilities		$ 154